Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of loss before income taxes consist of the following:

	2017	2016	2015

Canadian	$(14,841)	$(13,602)	$(11,574)
Foreign	(14,607)	(5,865)	(12,889)

Loss before income taxes	$(29,448)	$(19,467)	$(24,473)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 26.0% (2016 – 26.0%; 2015 – 26.0%) statutory tax rate, is:

	December 31, 2017	December 31, 2016	December 31, 2015

Loss before income taxes	$(29,448)	$(19,467)	$(24,473)
Statutory tax rate	26.0%	26.0%	26.0%

Income tax recovery at Canadian statutory income tax rates	$(7,656)	$(5,061)	$(6,363)
Change in valuation allowance	1,625	4,197	4,290
Permanent differences	967	343	447
Expiry of investment tax credits	975	-	-
Tax rate differences	790	450	291
Change in U.S. statutory rate	6,394	-	-
Change in Canadian statutory rate	(2,595)	-	-
Other differences	(137)	223	1,324
Income tax expense (recovery)	$363	$152	$(11)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are shown below:

	December 31, 2017	December 31, 2016

Deferred tax assets:
Tax loss carryforwards	$83,394	$80,963
Research and development deductions and investment tax credits	27,168	27,709
Tax values of depreciable assets in excess of accounting values	3,008	3,230
Share issue costs and other	1,230	1,413

Total deferred tax assets	114,800	113,315
Valuation allowance	(114,480)	(112,855)

Net deferred tax assets	$320	$460

Investment Tax Credits and Non-Capital Losses [Table Text Block]
The Company’s Canadian federal and provincial investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2018	$145	$35,932
2019	501	6,768
2020	481	17,991
2021	528	16,911
2022	296	23,129
Thereafter until 2037	13,586	255,879

	$15,537	$356,610